3909 Rush Mendon Road

Mendon, New York 14506

(585) 624-3150

1-888-BULLFINCH

(1-888-285-5346)

Unrestricted Series

Greater Western New York Series

Semi-Annual Report

April 30, 2018

(Unaudited)

1

Management’s Discussion of Fund Performance

June 28, 2018

Dear Fellow Shareholders:

We are very proud to present the April 2018 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

Since the close of our last fiscal year (October 31, 2017), the market has gone through a couple of scares, mostly due to geopolitical concerns. It dipped briefly in correction territory in February before rebounding fully. Since then, it has remained in a precarious steady-state position, as though it’s waiting for the next shoe to drop. That next shoe may be an all-out trade war, which seems to be brewing. Of course, a year ago many were concerned about the potential for an all-out shooting war with North Korea, and now we seem to have reached a historic peace.

We did notice something interesting during the short-lived correction. As the market fell back, the value stocks we owned appeared to weather it well. Indeed, the small cap stocks (mainly in the Greater Western New York Series) seemed to thrive. While we can’t assume past performance will guarantee future performance, this activity mirrors how we’ve seen our stocks react in the past during similar situations.

Against this backdrop of concern stands a national economy growing faster than many thought would be possible at this point. That means higher interest rates. All in all, we may be heading for a market environment not seen in nearly a generation. That probably gives veteran portfolio managers an edge over those who have never experienced the dynamics of picking stocks in such economic conditions.

In terms of individual stock performance, the Unrestricted Series was led by Zumiez, Cisco, Adobe, and Edwards Life Sciences, all up 25% or more. In all, for the period, nearly a third of the stocks in our portfolio experienced double-digit growth for the period. Of the stocks held at the end of the reporting period, only General Electric fell by more than 25% (and only three fell by more than double-digits). The fact the Unrestricted Series remained well into positive return territory for the period is something we’re quite proud of.

In the Greater Western New York Series, Computer Task Group and Conduit led the pack with returns in excess of 25% each. In addition, 8 other stocks were up more than double digits. Unfortunately, one stock (General Electric) was down more than 25% and another 5 were down double digits. Despite these laggards, the Greater Western New York Series remained in positive territory for the period, a fact of which we are also proud of.

The market continues to reward astute individual stock pickers.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,

Bullfinch Fund, Inc.

Christopher Carosa, CTFA

President

2

BULLFINCH FUND INC.

PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/07 to 4/30/18. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states “The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called ‘multi-cap’ market because it includes large cap, mid cap and small cap stocks alike.” The Fund feels it is an appropriate benchmark because the Fund’s portfolios are multi-cap portfolios. The Fund’s returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Bullfinch Fund Inc. Value Line
Unrestricted Series (Solid) vs. Geometric Index (Dashed)

Annualized Returns Ending 4/30/2018	Bullfinch Fund Inc. Unrestricted Series	Value Line Geometric Index

One – Year	+3.46%	+4.89%
Five – Year	+10.40%	+6.01%
Ten – Year	+7.61%	+3.47%

3

Bullfinch Fund Inc. Value Line
Greater WNY Series (Solid) vs. Geometric Index (Dashed)

Annualized Returns Ending 4/30/2018	Bullfinch Fund Inc. Greater WNY Series	Value Line Geometric Index

One – Year	+3.41%	+4.89%
Five – Year	+7.53%	+6.01%
Ten – Year	+6.54%	+3.47%

4

UNRESTRICTED SERIES

(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF

April 30, 2018

(UNAUDITED)

5

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2018 (UNAUDITED)

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $5,335,804	$7,806,498

Cash and Cash Equivalents	1,477,010

Accrued Interest and Dividends	11,474

Prepaid Expenses	4,756

Total Assets	$9,299,738

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses	$6,360

Due to Investment Adviser	7,904

NET ASSETS

Net Assets (Equivalent to $19.76 per share based on 469,898.485 shares of stock outstanding)	9,285,474

Total Liabilities and Net Assets	$9,299,738

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01; 469,898.485 Shares Outstanding	$6,956,007

Accumulated Net Investment Loss & Realized Loss from Securities Transactions	(141,227)

Net Unrealized Appreciation on Investments	2,470,694

Net Assets at April 30, 2018	$9,285,474

The accompanying notes are an integral part of these statements

6

UNRESTRICTED SERIES(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES

APRIL 30, 2018 (UNAUDITED)

	Historical
	Shares	Cost	Value
Level 1 – Common Stocks – 84.09%

* ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

Medical Products and Supplies - 11.91%
Bristol-Myers Squibb Co.	5,450	266,295	284,109
Celgene Corporation	1,650	141,408	143,715
Edwards Lifesciences*	2,750	108,269	350,240
Johnson & Johnson	2,400	136,714	303,576
Medtronic Inc.	300	22,701	24,039
		675,387	1,105,679

Computers – Software – 11.42%
Adobe Systems Inc.*	1,100	28,660	243,760
Microsoft Corp.	6,050	147,877	565,796
Oracle Corp.	5,500	56,122	251,185
		232,659	1,060,741

Electrical Equipment – 6.97%
Corning Inc.	7,300	66,773	197,246
General Electric Co.	32,000	617,355	450,240
		684,128	647,486

Building & Related – 6.48%
Meritage Homes Corp	5,850	246,488	260,325
Toll Brothers Inc.	8,100	274,638	341,496
		521,126	601,821

Computers - Networking - 5.10%
Cisco Systems, Inc.	10,700	160,238	473,903

Retail – Specialty – 4.83%
Fastenal Co.	4,800	83,684	239,952
Zumiez Inc.*	8,900	193,235	208,260
		276,919	448,212

Semiconductors - 4.81%
Intel Corporation	5,000	85,564	258,100
Xperi Corporation	8,550	198,390	188,100
		283,954	446,200

Insurance - 4.30%
Gallagher Arthur J & Co.	5,700	138,298	398,943

Utilities – Natural Resources - 3.58%
Consolidated Water Co. Ltd.	23,500	276,520	332,525

	Historical
	Shares	Cost	Value
Level 1 – Common Stocks – 84.09%

Telecommunications – 3.52%
AT&T Corporation	4,400	158,437	143,880
Verizon Communications	3,700	180,520	182,595
		338,957	326,475

Commercial Services – 3.10%
Paychex, Inc.	4,750	130,495	287,708

Oil & Related – 2.97%
Total SA ADR	4,400	227,558	275,484

Consumer – Electronics – 2.83%
Canon Inc.	7,650	260,879	262,471

Pharmaceuticals – 2.82%
Mylan Inc.*	6,750	381,117	261,630

Biotech – 2.17%
Meridian Bioscience, Inc.	13,800	249,015	201,480

Aerospace – 2.05%
AAR Corporation	4,400	83,191	190,520

Electronics Components – 1.83%
TE Connectivity Ltd.	1,850	50,371	169,737

Tobacco Products – 1.62%
Universal Corp. VA	3,200	120,756	150,560

Industrial Services – 1.31%
Expeditors Int’l Washington	1,900	61,567	121,334

Retail - General - 0.47%
Fred’s Inc. Class A*	18,200	182,669	43,589

Total Investments in Securities		5,335,804	7,806,498

Level 1 – Cash & Equivalents - 15.91%

Schwab Gov’t Money Fund - 15.91%		1,477,010	1,477,010
Sweep Shares 7 Day Yield 1.11%

Total Invested Assets		$6,812,814	$9,283,508

The accompanying notes are an integral part of these statements

7

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES

APRIL 30, 2018 (UNAUDITED)

Table of Industries

Industry	Market Value	Percent

Aerospace	$190,520	2.05%
Biotech	$201,480	2.17%
Building & Related	$601,821	6.48%
Commercial Services	$287,708	3.10%
Computers – Networking	$473,903	5.10%
Computers – Software	$1,060,741	11.42%
Consumer –Electronics	$262,471	2.83%
Electrical Equipment	$647,486	6.97%
Electronics Components	$169,737	1.83%
Industrial Services	$121,334	1.31%
Insurance	$398,943	4.30%
Medical Products & Supplies	$1,105,679	11.91%
Oil & Related	$275,484	2.97%
Pharmaceuticals	$261,630	2.82%
Retail – General	$43,589	0.47%
Retail – Specialty	$448,212	4.83%
Semiconductors	$446,200	4.81%
Telecommunications	$326,475	3.52%
Tobacco Products	$150,560	1.62%
Utilities – Natural Resources	$332,525	3.58%
Total Equities	$7,806,498	84.09%

Cash & Equivalents (7 day yield 1.11%)	$1,477,010	15.91%

Total Invested Assets	$9,283,508	100.00%

The accompanying notes are an integral part of these statements

8

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF OPERATIONS

FOR THE 6 MONTHS ENDED APRIL 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Dividend & Interest Income	$89,319

FEES AND EXPENSES:
Adviser Fees	47,912
Legal and Professional	6,360
Director’s Fees	1,400
D&O/E&O	4,186
Fidelity Bond	939
Foreign Taxes	2,600
Telephone	20
Registration Fees	775
Custodian Fees	4,337
Dues and Subscriptions	1,824
Total Expenses	70,353
Net investment income	18,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from securities transactions	259,787
Unrealized depreciation during the period	(163,338)
Net gain on investments	96,449
CHANGE IN NET ASSETS FROM OPERATIONS	$115,415

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2018*	October 31, 2017

CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,966	$20,737
Net realized gain from securities transactions	259,787	557,090
Net change in unrealized appreciation (depreciation) of investments	(163,338)	348,458
Change in net assets from operations	115,415	926,285

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of capital gains	(557,069)	(676,498)
Distribution of ordinary income	(20,713)	(13,862)
Decrease in net assets from distributions to shareholders	(577,782)	(690,360)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	433,961	163,697
Reinvestment of distributions to shareholders	577,782	690,360
Shares Redeemed	(121,841)	(810,180)
Increase in net assets from capital share transactions	889,902	43,877
TOTAL INCREASE IN NET ASSETS	427,535	279,802

NET ASSETS:
Beginning of period	8,857,939	8,578,137
End of period	$9,285,474	$8,857,939

*Unaudited

The accompanying notes are an integral part of these statements

9

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(PER SHARE DATA FOR A SHARE OUTSTANDING)

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018*	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013

NET ASSET VALUE, beginning of period	$20.78	$20.29	$20.75	$20.42	$18.46	$15.35

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.04	0.05	0.03	0.04	(0.01)	0.05
Net gain on securities both realized and unrealized	0.26	2.07	1.47	1.34	2.74	3.57
Total from investment operations	0.30	2.12	1.50	1.38	2.73	3.62

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distribution of ordinary income	(0.05)	(0.03)	(0.04)	0.00	(0.05)	(0.06)
Distribution of capital gains	(1.27)	(1.60)	(1.92)	(1.05)	(0.72)	(0.45)
Total Stock Dividend Distributions	(1.32)	(1.63)	(1.96)	(1.05)	(0.77)	(0.51)

NET ASSET VALUE, end of period	$19.76	$20.78	$20.29	$20.75	$20.42	$18.46

NET ASSETS, end of period	$9,285,474	$8,857,939	$8,578,137	$7,632,798	$7,127,458	$6,287,193

* Unaudited

10

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(RATIOS AND SUPPLEMENTAL DATA)

	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Ended April 30, 2018*		October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014	October 31, 2013

RATIO OF EXPENSES TO AVERAGE NET ASSETS**	0.75	%***	1.51%	1.50%	1.48%	1.51%	1.63%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS**	0.20	%***	0.24%	0.17%	0.19%	(0.05)%	0.29%

PORTFOLIO TURNOVER RATE**	5.71	%***	10.72%	1.95%	10.55%	11.74%	6.54%

TOTAL RETURN	1.32%		10.92%	7.62%	6.83%	15.02%	24.20%

*Unaudited

**Per share amounts calculated using the average shares method

*** The ratios presented were calculated using operating data for the six-month period from November 1, 2017 to April 30, 2018.

The accompanying notes are an integral part of these statements

11

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2018 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Unrestricted Series, the Fund also offers the Greater Western New York Series.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standard Board Accounting Standard Codification 946, Financial Services – Investment Companies.

Fair Value Measurements – ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents- Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF:
4/30/18
LEVEL 1
COMMON STOCKS	$7,806,498
CASH & EQUIVALENTS	$1,477,010
TOTAL INVESTED ASSETS	$9,283,508

12

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Series Allocations - Common expenses of the Fund are evenly split between the two series of the Fund unless the Board of Directors approves an alternative allocation of expenses based on management’s estimate.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The tax returns of the Series for the prior three years are open for examination.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $13,862 to its shareholders on December 29, 2016, in the form of stock dividends equal to 707.261 shares of stock. The Series made a distribution of its capital gains of $676,498 to its shareholders on December 29, 2016, in the form of stock dividends equal to 34,515.213 shares of stock. The Series made a distribution of its ordinary income of $20,713 to its shareholders on December 22, 2017, in the form of stock dividends equal to 1,031.033 shares of stock. The Series made a distribution of its short term capital gains of $77,237 to its shareholders on December 22, 2017, in the form of stock dividends equal to 3,844.526 shares of stock. The Series made a distribution of its capital gains of $479,832 to its shareholders on December 22, 2017, in the form of stock dividends equal to 23,884.119 shares of stock.

13

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

NOTE C – INVESTMENTS

For the six months ended April 30, 2018, the Series purchased $535,240 of common stock. During the same period, the Series sold $666,373 of common stock.

At April 30, 2018, the gross unrealized appreciation for all securities totaled $2,997,569 and the gross unrealized depreciation for all securities totaled $526,875 or a net unrealized appreciation of $2,470,694. The aggregate cost of securities for federal income tax purposes at April 30, 2018 was $5,335,804.

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s board of directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

14

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the six months ended April 30, 2018, the Fund paid investment adviser fees of $47,912.

As of April 30, 2018, the Fund had $7,904 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

15

NOTE G - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount

Balance at October 31, 2016	422,842.695	$6,022,228

Shares sold during 2017	8,172.333	$163,697
Shares redeemed during 2017	(39,940.187)	(810,180)
Reinvestment of Distributions, December 29, 2016	35,222.474	690,360
Balance at October 31, 2017	426,297.315	$6,066,105

Shares sold during six months ended April 30, 2018	21,015.024	$433,961
Shares redeemed during six months ended April 30, 2018	(6,173.532)	(121,841)
Reinvestment of Distributions, December 22, 2017	28,759.678	577,782
Balance at April 30, 2018	469,898.485	$6,956,007

16

GREATER WESTERN NEW YORK SERIES

(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF

APRIL 30, 2018

(UNAUDITED)

17

GREATER WESTERN NEW YORK SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2018 (UNAUDITED)

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $ 839,405	$1,704,636

Cash and Cash Equivalents	169,462

Accrued Interest and Dividends	2,199

Prepaid Expenses	773

Total Assets	$1,877,070

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses	$707

Due to Investment Adviser	1,793

NET ASSETS

Net Assets (Equivalent to $21.28 per share based on 88,072.906 shares of stock outstanding)	1,874,570

Total Liabilities and Net Assets	$1,877,070

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01; 88,072.906 Shares Outstanding	$1,184,613

Accumulated Net Investment Loss & Realized Loss from Securities Transactions	(175,274)

Net Unrealized Appreciation on Investments	865,231

Net assets at April 30, 2018	$1,874,570

The accompanying notes are an integral part of these statements

18

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES

APRIL 30, 2018 (UNAUDITED)

	Historical
	Shares	Cost	Value

Level 1 – Common Stocks – 90.96%
* ASTERISK DENOTES A NON INCOME PRODUCING SECURITY

Electrical Equipment – 16.09%
Corning, Inc.	2,200	26,502	59,444
General Electric Co.	6,750	133,100	94,972
Ultralife Corporation*	17,400	65,037	147,030
		224,639	301,446
Aerospace - 10.40%
Harris Corporation	500	24,989	78,210
Moog, Inc. Class A	637	15,976	52,215
Northrop Grumman	200	2,294	64,408
		43,259	194,833
Medical Products & Supplies - 8.39%
Bristol-Myers Squibb Co.	1,150	29,276	59,950
Integer Holdings Corp.*	850	17,417	46,665
Johnson & Johnson	400	22,617	50,596
		69,310	157,211
Banking & Finance – 7.31%
Community Bank System	1,200	23,452	67,500
M &T Bank Corp.	300	29,839	54,681
Manning & Napier Inc.	4,800	31,164	14,880
		84,455	137,061
Electronics Components - 5.93%
Astronics Corp.*	1,491	3,025	54,541
IEC Electronics Corp.*	4,518	6,984	19,969
TE Connectivity Ltd	400	10,904	36,700
		20,913	111,210
Foods & Beverages - 4.98%
Constellation Brands Inc.	400	2,509	93,252

Telecommunications – 3.81%
AT&T Corp.	950	33,705	31,065
Frontier Communications*	693	42,105	5,752
Verizon Communications	700	34,210	34,545
		110,020	71,362
Steel - 3.75%
Gibraltar Industries Inc.*	2,000	25,111	70,300

Commercial Services - 3.44%
Conduent*	280	5,074	5,449
Paychex, Inc.	975	25,852	59,056
		30,926	64,505

Utilities - Natural Resources - 3.43%
National Fuel Gas Co.	1,250	50,833	64,188

19

	Historical
	Shares	Cost	Value

Level 1 – Common Stocks – 90.96%

Railroads - 3.42%
Genesee & Wyoming Class A*	900	2,522	64,080

Automotive – 3.13%
Monro Inc.	1,050	12,443	58,747

Airlines - 2.96%
Southwest Airlines Co.	1,050	19,813	55,471

Real Estate & Related - 2.83%
Life Storage Inc.	600	21,796	53,064

Computers - Services - 2.46%
Computer Task Group Inc.*	6,000	33,877	46,020

Computers - Software - 2.19%
Oracle Corporation	900	12,070	41,103

Retail - Specialty – 2.13%
Fastenal Co.	800	13,954	39,992

Metal Fabrication & Hardware – 1.61%
Graham Corporation	1,400	15,140	30,212

Environmental Services – 1.39%
Ecology & Environment	2,000	25,398	26,100

Office Equipment - 0.59%
Xerox Corporation	350	12,742	11,007

Instruments - 0.48%
Taylor Devices*	877	4,394	8,937

Machinery - 0.19%
Columbus McKinnon Corp.	100	2,344	3,588

Industrial Materials - 0.05%
Servotronics, Inc.	100	937	947

Total Investments in Securities		839,405	1,704,636

Level 1 – Cash & Equivalents - 9.04%
Schwab Gov’t Money Fund -9.04%		169,462	169,462
Sweep Shares 7 Day Yield 1.11%

Total Invested Assets		$1,008,867	$1,874,098

The accompanying notes are an integral part of these statements

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GREATER WESTERN NEW YORK SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES

APRIL 30, 2018 (UNAUDITED)

Table of Industries

Industry	Market Value	Percent

Aerospace	$194,833	10.40%
Airlines	$55,471	2.96%
Automotive	$58,747	3.13%
Banking & Finance	$137,061	7.31%
Commercial Services	$64,505	3.44%
Computers – Services	$46,020	2.46%
Computers – Software	$41,103	2.19%
Electrical Equipment	$301,446	16.09%
Electronics Components	$111,210	5.93%
Environmental Services	$26,100	1.39%
Foods & Beverages	$93,252	4.98%
Industrial Materials	$947	0.05%
Instruments	$8,937	0.48%
Machinery	$3,588	0.19%
Medical Products & Supplies	$157,211	8.39%
Metal Fabrication & Hardware	$30,212	1.61%
Office Equipment	$11,007	0.59%
Railroads	$64,080	3.42%
Real Estate & Related	$53,064	2.83%
Retail – Specialty	$39,992	2.13%
Steel	$70,300	3.75%
Telecommunications	$71,362	3.81%
Utilities – Natural Resources	$64,188	3.43%
Total Equities	$1,704,636	90.96%

Cash & Equivalents (7 day yield 1.11%)	$169,462	9.04%

Total Invested Assets	$1,874,098	100.00%

The accompanying notes are an integral part of these statements

21

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF OPERATIONS

FOR THE 6 MONTHS ENDED APRIL 30, 2018 (UNAUDITED)

INVESTMENT INCOME:
Dividends & Interest Income	$12,707

FEES AND EXPENSES:
Adviser Fees	11,024
Legal and Professional	707
Director’s Fees	1,400
D&O/E&O	465
Fidelity Bond	104
Telephone	20
Registration Fees	1,835
Custodian Fees	1,437
Dues and Subscriptions	1,024
Total Expense	18,016
Net investment loss	(5,309)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized loss from securities transactions	(30,358)
Unrealized appreciation during the period	39,219
Net gain on investments	8,861
CHANGE IN NET ASSETS FROM OPERATIONS	$3,552

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2018*	October 31, 2017

CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,309)	$(40)
Net realized gain (loss) from securities transactions	(30,358)	81,817
Net change in unrealized appreciation of investments	39,219	109,870
Change in net assets from operations	3,552	191,647

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of ordinary income	(5,159)	0
Distribution of capital gains	(81,808)	(28,776)
Decrease in net assets from distributions to shareholders	(86,967)	(28,776)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	36,215	73,642
Reinvestment of Distributions to shareholders	86,967	28,776
Shares Redeemed	(117,917)	(49,110)
Increase in net assets from capital share transactions	5,265	53,308
TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,150)	216,179

NET ASSETS:
Beginning of period	1,952,720	1,736,541
End of period	$1,874,570	$1,952,720

*Unaudited

The accompanying notes are an integral part of these statements

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GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(PER SHARE DATA FOR A SHARE OUTSTANDING)

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	October 31,	October 31,	October 31,	October 31,	October 31,
	2018*	2017	2016	2015	2014	2013

NET ASSET VALUE, beginning of period	$22.23	$20.36	$20.79	$22.41	$20.16	$15.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	(0.06)	0.00	(0.01)	0.00	(0.08)	(0.08)
Net gain (loss) on securities both realized and unrealized	0.10	2.21	(0.29)	0.65	2.33	4.71
Total from investment operations	0.04	2.21	(0.30)	0.65	2.25	4.63

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distribution of ordinary income	(0.06)	(0.00)	(0.06)	0.00	0.00	0.00
Distribution of capital gains	(0.93)	(0.34)	(0.07)	(2.27)	0.00	0.00
Total Stock Dividend Distributions	(0.99)	(0.34)	(0.13)	(2.27)	0.00	0.00

NET ASSET VALUE, end of period	$21.28	$22.23	$20.36	$20.79	$22.41	$20.16

NET ASSETS, end of period	$1,874,570	$1,952,720	$1,736,541	$1,778,803	$1,774,261	$1,554,267

*Unaudited

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(RATIOS AND SUPPLEMENTAL DATA)

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2018*		2017	2016	2015	2014	2013

RATIO OF EXPENSES TO AVERAGE NET ASSETS**	0.91	%***	1.37%	1.56%	1.54%	1.68%	1.74%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS**	(0.27	)%***	0.00%	(0.05)%	(0.02)%	(0.38)%	(0.45)%
PORTFOLIO TURNOVER RATE**	2.02	%***	2.87%	0.16%	4.34%	13.65%	0.00%
TOTAL RETURN	0.11%		10.89%	(1.45)%	2.85%	11.16%	29.81%

*Unaudited

**Per share amounts calculated using the average shares method

*** The ratios presented were calculated using operating data for the six-month period from November 1, 2017 to April 30, 2018.

The accompanying notes are an integral part of these statements

23

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2018

NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Greater Western New York Series, the Fund also offers the Unrestricted Series.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standard Board Accounting Standard Codification 946, Financial Services – Investment Companies.

Fair Value Measurements – ASC 820-10 establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Equivalents- Cash consists of amounts deposited in money market accounts or treasury bills and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

The accompanying notes are an integral part of these statements

24

ASSETS AT FAIR VALUE AS OF:

4/30/18
LEVEL 1
COMMON STOCKS	$1,704,636
CASH & EQUIVALENTS	$169,462
TOTAL INVESTED ASSETS	$1,874,098

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Series Allocations - Common expenses of the Fund are evenly split between the two series of the Fund unless the Board of Directors approves an alternative allocation of expenses based on management’s estimate.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The tax returns of the Series for the prior three years are open for examination.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its capital gains of $28,776 to its shareholders on December 29, 2016 in the form of stock dividends equal to 1,336.559 shares of stock. The Series made a distribution of its ordinary income of $5,159 to its shareholders on December 22, 2017 in the form of stock dividends equal to 238.599 shares of stock. The Series made a distribution of its capital gains of $81,808 to its shareholders on December 22, 2017 in the form of stock dividends equal to 3,783.910 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

25

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

NOTE C – INVESTMENTS

For the six months ended April 30, 2018, the Series purchased $82,414 of common stock. During the same period, the Series sold $39,786 of common stock.

At April 30, 2018, the gross unrealized appreciation for all securities totaled $968,026 and the gross unrealized depreciation for all securities totaled $102,795 or a net unrealized appreciation of $865,231. The aggregate cost of securities for federal income tax purposes at April 30, 2018 was 839,405.

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s board of directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund.

26

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the six months ended April 30, 2018, the Fund paid investment adviser fees of $11,024.

As of April 30, 2017, the Fund had $1,793 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per meeting. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

The accompanying notes are an integral part of these statements

27

NOTE G - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount

Balance at October 31, 2016	85,289.314	$1,126,040

Shares sold during 2017	3,436.881	$73,642
Shares redeemed during 2017	(2,226.220)	(49,110)
Reinvestment of Distributions, December 29, 2016	1,336.559	28,776
Balance at October 31, 2017	87,836.534	$1,179,348

Shares sold during six months ended April 30, 2018	1,662.487	$36,215
Shares redeemed during six months ended April 30, 2018	(5,448.624)	(117,917)
Reinvestment of Distributions, December 22, 2017	4,022.509	86,967
Balance at April 30, 2018	88,072.906	$1,184,613

The accompanying notes are an integral part of these statements

28

Item 2 - CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an “audit committee financial expert” as defined in instruction 2 (b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

	10/31/2017	10/31/2016
Audit Fees	$11,150	$10,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

The Audit Committee of the registrant’s Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant’s Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year’s accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

Item 6 - INVESTMENTS

Item 6(a) -The list of investments is included in the shareholder report.

Item 6(b) -Not applicable.

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

Item 11(a) - The registrant’s principal executive and principal financial officer has determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 11(b) - There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13 - EXHIBITS.

(a)(1) Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on October 30, 2003 with Accession Number 0001038199-02-000005).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

29

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By:	/s/ Christopher Carosa
Christopher Carosa,
President of Bullfinch Fund, Inc.
Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Carosa
Christopher Carosa,
President of Bullfinch Fund, Inc.
Date: June 28, 2018

30